Cover	12 Months Ended
Mar. 31, 2026 shares
Document Information [Line Items]
Document Type	20-F
Document Registration Statement	false
Document Annual Report	true
Document Transition Report	false
Document Shell Company Report	false
Entity File Number	001-38619
Amendment Flag	false
Document Period End Date	Mar. 31, 2026
Document Fiscal Year Focus	2026
Document Fiscal Period Focus	FY
Entity Registrant Name	Wah Fu Education Group Ltd.
Entity Central Index Key	0001716770
Entity Incorporation, State or Country Code	D8
Entity Shell Company	false
Current Fiscal Year End Date	--03-31
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
ICFR Auditor Attestation Flag	false
Document Financial Statement Error Correction [Flag]	false
Document Accounting Standard	U.S. GAAP
Entity Interactive Data Current	Yes
Entity Filer Category	Non-accelerated Filer
Entity Emerging Growth Company	false
Entity Address, Address Line One	L207b
Entity Address, Address Line Two	Hesheng Fortune Plaza,
Entity Address, Address Line Three	No.13 Deshengmenwai StreetXicheng District
Entity Address, City or Town	Beijing
Entity Address, Country	CN
Entity Address, Postal Zip Code	100088
Title of 12(b) Security	Ordinary shares, par value US$0.01 per share
Trading Symbol	WAFU
Security Exchange Name	NASDAQ
Entity Common Stock, Shares Outstanding	2,922,559
Business Contact
Document Information [Line Items]
Contact Personnel Name	Yang Yu
Contact Personnel Fax Number	+ 86 10 85171378
Entity Address, Address Line One	L207b
Entity Address, Address Line Two	Hesheng Fortune Plaza
Entity Address, Address Line Three	No.13 Deshengmenwai StreetXicheng District
Entity Address, City or Town	Beijing
Entity Address, Country	CN
Entity Address, Postal Zip Code	100088
City Area Code	+ 86
Local Phone Number	10 59942599